UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
     (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

        SALOMON BROTHERS
       Variable Series Funds Inc


   Semi-Annual
   Report
   2003

   JUNE 30, 2003

..  LARGE CAP GROWTH FUND


                                   [GRAPHIC]

SALOMON BROTHERS VARIABLE SERIES FUNDS INC
 Table of Contents

LETTER FROM THE CHAIRMAN....................................  1

SCHEDULE OF INVESTMENTS.....................................  2

STATEMENT OF ASSETS AND LIABILITIES.........................  4

STATEMENT OF OPERATIONS.....................................  5

STATEMENTS OF CHANGES IN NET ASSETS.........................  6

NOTES TO FINANCIAL STATEMENTS...............................  7

FINANCIAL HIGHLIGHTS........................................ 10

ADDITIONAL STOCKHOLDER INFORMATION.......................... 11

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman


[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken

R. Jay Gerken, CFA Chairman, President and
Chief Executive Officer

July 18, 2003

          Schedule of Investments
          June 30, 2003 (unaudited)


          Shares                 Security                    Value
          -----------------------------------------------------------
          COMMON STOCK -- 100.0%
          Beverages -- 3.9%
           1,820 The Coca-Cola Co........................ $    84,466
                                                          -----------
          Biotechnology -- 9.3%
           1,570 Amgen Inc.+.............................     104,311
           1,360 Genentech, Inc.+........................      98,083
                                                          -----------
                                                              202,394
                                                          -----------
          Communications Equipment -- 8.3%
           7,120 CIENA Corp.+............................      36,953
           3,350 Cisco Systems, Inc.+....................      55,911
           2,980 Juniper Networks, Inc.+.................      36,863
           5,500 Motorola, Inc...........................      51,865
                                                          -----------
                                                              181,592
                                                          -----------
          Computers and Peripherals -- 4.4%
           3,040 Dell Computer Corp.+++..................      97,158
                                                          -----------
          Diversified Financials -- 6.8%
           1,960 Merrill Lynch & Co., Inc................      91,493
           1,320 Morgan Stanley..........................      56,430
                                                          -----------
                                                              147,923
                                                          -----------
          Food Products -- 3.5%
           1,370 Wm. Wrigley Jr. Co......................      77,035
                                                          -----------
          Industrial Conglomerates -- 1.4%
           1,100 General Electric Co.....................      31,548
                                                          -----------
          Insurance -- 9.5%
           1,130 American International Group, Inc.......      62,353
               2 Berkshire Hathaway Inc., Class A Shares+     145,000
                                                          -----------
                                                              207,353
                                                          -----------
          Internet and Catalog Retail -- 6.2%
           3,720 Amazon.com, Inc.+.......................     135,743
                                                          -----------
          Media -- 9.5%
           4,220 AOL Time Warner Inc.+...................      67,900
           2,000 InterActiveCorp+........................      79,140
           3,080 The Walt Disney Co......................      60,830
                                                          -----------
                                                              207,870
                                                          -----------
          Personal Products -- 4.6%
           3,160 The Gillette Co.........................     100,678
                                                          -----------
          Pharmaceuticals -- 12.2%
             880 Eli Lilly & Co..........................      60,694
             930 Johnson & Johnson.......................      48,081
             870 Merck & Co. Inc.........................      52,678
           3,060 Pfizer Inc..............................     104,499
                                                          -----------
                                                              265,952
                                                          -----------
          Semiconductor Equipment and Products -- 9.3%
           4,390 Intel Corp..............................      91,242
           3,350 Texas Instruments Inc...................      58,960
           2,100 Xilinx, Inc.+...........................      53,151
                                                          -----------
                                                              203,353
                                                          -----------
          Software -- 6.4%
           2,990 Microsoft Corp..........................      76,574
           2,230 VERITAS Software Corp.+.................      63,934
                                                          -----------
                                                              140,508
                                                          -----------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


                 Shares          Security             Value
                 ---------------------------------------------
                 Specialty Retail -- 4.7%
                  3,110 The Home Depot, Inc........ $  103,003
                                                    ----------
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost -- $1,988,266*)...... $2,186,576
                                                    ==========

--------
+  Non-income producing security.
++ Subsequent to the reporting period, the company changed its name to Dell Inc.
*  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          June 30, 2003 (unaudited)

ASSETS:
 Investments, at value (Cost -- $1,988,266)......................... $2,186,576
 Receivable from manager............................................      3,999
 Dividends and interest receivable..................................        867
                                                                     ----------
 Total Assets.......................................................  2,191,442
                                                                     ----------
LIABILITIES:
 Bank overdraft.....................................................     37,522
 Accrued expenses...................................................     20,984
                                                                     ----------
 Total Liabilities..................................................     58,506
                                                                     ----------
Total Net Assets.................................................... $2,132,936
                                                                     ==========
NET ASSETS:
 Par value of capital shares........................................ $      218
 Capital paid in excess of par value................................  2,083,171
 Undistributed net investment income................................        356
 Accumulated net realized loss from investment transactions.........   (149,119)
 Net unrealized appreciation of investments.........................    198,310
                                                                     ----------
Total Net Assets.................................................... $2,132,936
                                                                     ==========
Shares Outstanding..................................................    217,868
                                                                     ----------
Net Asset Value, per share..........................................      $9.79
                                                                     ----------

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended June 30, 2003 (unaudited)

INVESTMENT INCOME:
  Dividends...................................................................... $   4,706
  Interest.......................................................................     1,211
                                                                                  ---------
  Total Investment Income........................................................     5,917
                                                                                  ---------
EXPENSES:
  Audit and legal................................................................    20,834
  Shareholder communications.....................................................    15,720
  Management fee (Note 2)........................................................     4,713
  Directors' fees................................................................     4,215
  Custody........................................................................     3,749
  Administration fee (Note 2)....................................................       314
  Shareholder servicing fees.....................................................        60
  Registration fees..............................................................        49
  Other..........................................................................       387
                                                                                  ---------
  Total Expenses.................................................................    50,041
  Less: Management fee waiver and expense reimbursement (Note 2).................   (43,756)
                                                                                  ---------
  Net Expenses...................................................................     6,285
                                                                                  ---------
Net Investment Loss..............................................................      (368)
                                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding short-term investments):
   Proceeds from sales...........................................................   808,164
   Cost of securities sold.......................................................   930,238
                                                                                  ---------
  Net Realized Loss..............................................................  (122,074)
                                                                                  ---------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of period...........................................................  (170,986)
   End of period.................................................................   198,310
                                                                                  ---------
  Increase in Net Unrealized Appreciation........................................   369,296
                                                                                  ---------
Net Gain on Investments..........................................................   247,222
                                                                                  ---------
Increase in Net Assets From Operations........................................... $ 246,854
                                                                                  =========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited) and the Period Ended December 31, 2002 (a)


                                                           2003        2002
                                                       -----------  ----------
OPERATIONS:
  Net investment income (loss)........................ $      (368) $      724
  Net realized loss...................................    (122,074)    (27,045)
  Increase (decrease) in net unrealized appreciation..     369,296    (170,986)
                                                       -----------  ----------
  Increase (Decrease) in Net Assets From Operations...     246,854    (197,307)
                                                       -----------  ----------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares....................   4,175,443   1,164,764
  Cost of shares reacquired...........................  (3,244,164)    (12,654)
                                                       -----------  ----------
  Increase in Net Assets From Fund Share Transactions.     931,279   1,152,110
                                                       -----------  ----------
Increase in Net Assets................................   1,178,133     954,803

NET ASSETS:
  Beginning of period.................................     954,803          --
                                                       -----------  ----------
  End of period*...................................... $ 2,132,936  $  954,803
                                                       ===========  ==========
 * Includes undistributed net investment income of:...        $356        $724
                                                       ===========  ==========

--------
(a)For the period April 30, 2002 (commencement of operations) to December 31, 2002.

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)


1. Organization and Significant Accounting Policies

Salomon Brothers Variable Large Cap Growth Fund ("Fund") is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to seek long-term growth of capital. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and six other investment funds:
Salomon Brothers Variable Small Cap Growth Fund, Salomon Brothers Variable All Cap Fund, formerly known as Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund and Salomon Brothers Variable Investors Fund. The financial statements and financial highlights for the other investment Funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.75% of its average daily net assets. This fee is calculated daily and paid monthly. For the six months ended June 30, 2003, SBAM voluntarily waived all of its management fee.

In addition, for the six months ended June 30, 2003, SBAM reimbursed expenses of $39,043.

          Notes to Financial Statements
          (unaudited) (continued)


Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services, the Fund pays SBFM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services, the Fund paid SBAM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of that class.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases................................................... $1,987,595
                                                             ==========
Sales....................................................... $  808,164
                                                             ==========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:
Gross unrealized appreciation............................... $  212,098
Gross unrealized depreciation...............................    (13,788)
                                                             ----------
Net unrealized appreciation................................. $  198,310
                                                             ==========

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At June 30, 2003, the Fund did not have any repurchase agreements outstanding.

          Notes to Financial Statements
          (unaudited) (continued)


5. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares were as follows:

                              Six Months Ended     Period Ended
                               June 30, 2003   December 31, 2002 (a)
                              ---------------- ---------------------
            Shares sold......      459,218            119,761
            Shares reacquired     (359,591)            (1,520)
                                  --------            -------
            Net Increase.....       99,627            118,241
                                  ========            =======

--------
(a)For the period April 30, 2002 (commencement of operations) to December 31, 2002.

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2003, the Fund had not issued any Class II shares.

          Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                 2003(1)(2)  2002(2)(3)
                                                 ----------  ----------
      Net Asset Value, Beginning of Period......    $8.08      $10.00
                                                   ------      ------
      Income (Loss) From Operations:
        Net investment income (loss) (4)........    (0.00)*      0.01
        Net realized and unrealized gain (loss).     1.71       (1.93)
                                                   ------      ------
      Total Income (Loss) From Operations.......     1.71       (1.92)
                                                   ------      ------
      Net Asset Value, End of Period............    $9.79      $ 8.08
                                                   ======      ======
      Total Return (5)..........................    21.16%++   (19.20)%++
      Net Assets, End of Period (000s)..........   $2,133        $955
      Ratios to Average Net Assets:
        Expenses (4)(6).........................     1.00%+      1.00%+
        Net investment income (loss)............    (0.06)+      0.12+
      Portfolio Turnover Rate...................       70%          8%

--------
(1)For the six months ended June 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3) For the period April 30, 2002 (commencement of operations) to December 31, 2002.
(4) The investment manager has waived all of its management fees for the six months ended June 30, 2003 and the period ended December 31, 2002. In addition, SBAM reimbursed expenses of $39,043 and $54,523 for the six months ended June 30, 2003 and the period ended December 31, 2002, respectively. If such fees were not waived and expenses not reimbursed, the per share changes to net investment income (loss) and the actual expense ratios would have been as follows:

     Decrease (Increase) to Expense Ratios Without
     Net Investment Income     Fee Waivers and
        (Loss) Per Share    Expense Reimbursements
     ---------------------- ----------------------
2003         $(0.30)                 7.96%+
2002           0.55                 10.76+

(5) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Additional Stockholder Information
          (unaudited)


Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Variable Series Funds Inc ("Company") was held on April 11, 2003, for the purpose of considering and voting upon: (1) for the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives; and (2) for each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

Proposal 1:

For the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives.

                                                            Votes    Votes
                                                 Votes For Against Abstaining
                                                 --------- ------- ----------
  Salomon Brothers Variable High Yield Bond Fund 2,709,352  15,319   45,209
  Salomon Brothers Variable Strategic Bond Fund. 7,586,825 243,863  215,646

Proposal 2:

For each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

                                                             Votes    Votes
                                                 Votes For  Against Abstaining
                                                 ---------- ------- ----------
 Salomon Brothers Variable All Cap Fund......... 14,513,905    0     894,537
 Salomon Brothers Variable High Yield Bond Fund.  2,742,599    0      27,282
 Salomon Brothers Variable Investors Fund....... 20,597,476    0     967,346
 Salomon Brothers Variable Large Cap Growth Fund    100,000    0      24,219
 Salomon Brothers Variable Small Cap Growth Fund  1,802,455    0     119,587
 Salomon Brothers Variable Strategic Bond Fund..  7,692,372    0     353,962
 Salomon Brothers Variable Total Return Fund....  8,351,846    0     112,940

                               -----------------

Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
   Chairman, President and
   Chief Executive Officer
LEWIS E. DAIDONE
   Executive Vice President and
   Chief Administrative Officer
ALAN J. BLAKE
   Executive Vice President
JAMES E. CRAIGE, CFA
   Executive Vice President
JOHN B. CUNNINGHAM, CFA
   Executive Vice President
JOHN G. GOODE
   Executive Vice President
PETER J. HABLE
   Executive Vice President
ROGER M. LAVAN, CFA
   Executive Vice President
BETH A. SEMMEL, CFA
   Executive Vice President
PETER J. WILBY, CFA
   Executive Vice President
GEORGE J. WILLIAMSON
   Executive Vice President
ANDREW BEAGLEY
   Vice President and Chief
   Anti-Money Laundering
   Compliance Officer
FRANCES M. GUGGINO
   Controller
CHRISTINA T. SYDOR
   Secretary

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Large Cap Growth Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.
[LOGO] SALOMON
BROTHERS
Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003